TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

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Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

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information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

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	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Advisors Edge SelectSM Variable Annuity Form No.: AV516 101 131 600

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (reserves right to charge fee - waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.30%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally: • account value. (subject to limitations)

Optional Death Benefits [1,2]	None	Return of Premium; 6 Year Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Death Benefit; Additional Death Distribution - II

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

3

•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

4

Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

5

information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

6

	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Advisors EdgeSM Variable Annuity Form No.: AV515 101 130 600

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (reserves right to charge fee - waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	0.45%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally: • account value. (subject to limitations)

Optional Death Benefits [1,2]	None	Return of Premium; 6 Year Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Death Benefit; Additional Death Benefit - Extra; Additional Death Distribution - II

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

7

APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

4

Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

5

information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

6

	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	The Atlas Portfolio BuilderSM Variable Annuity Form No.: AV337 101 100 397

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	None

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; • 5% annually compounding value (certain policies only); and • annual step-up (certain policies only). (subject to limitations)

Optional Death Benefits [1,2]	None	None

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement – Extra; Beneficiary Earnings Enhancement – Extra II

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

7

APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

3

•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

4

Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

5

information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

6

	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Dreyfus/Transamerica Triple Advantage® Variable Annuity Form Nos.: AV696 101 145 901; GNC-33-194; 1-502 11-194

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (certain policies); $35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.15% (certain policies only); 1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 2%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Generally, the greater of:

•     account value;

•     return of premium value;

•     5% annually compounding value (certain policies only); and

•     anniversary value (certain policies only).

(subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; Double Enhanced (certain policies only)

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Liquidity Rider; Premium Accelerator; Additional Death Benefit; Additional Death Benefit II; Tax Relief

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

4

Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

5

information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

6

	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Portfolio SelectSM Variable Annuity Form Nos.: AV288, 101 95 796; AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; Annually Compounding (certain policies only); Enhanced (certain policies only)

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Value Rider; Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement – Extra; Beneficiary Earnings Enhancement - Extra II

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

7

APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

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Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

5

information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

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	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Premier Asset BuilderSM Variable Annuity Form Nos.: AV288 101 95 796; AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; 5% Annually Compounding (certain policies only); Enhanced (certain policies only)

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

3

•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

4

Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

5

information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

6

	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Principal-PlusSM Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	Yes

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; 5% Annually Compounding

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program

Other Optional Riders [2,4]	None	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

7

APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

4

Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

5

information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

6

	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Privilege SelectSM Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; 5% Annually Compounding; 5% Growth

Living Benefit Riders (including Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program

Other Optional Riders [2,4]	None	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

7

APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

4

Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

5

information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

6

	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Retirement Income BuilderSM II Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	5% Annually Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector

Other Optional Riders [2,4]	None	Beneficiary Earnings Enhancement

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

4

Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

5

information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

6

	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Retirement Income BuilderSM - BAI Form No.: AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; Enhanced

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II; Liquidity Rider; Value Rider

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

7

APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

3

•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

4

Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

5

information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

6

	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Retirement Income BuilderSM Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	5% Annually Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

7

APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature

Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

3

•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

4

Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

5

information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

6

	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Transamerica AccessSM Variable Annuity Form Nos.: AV432 101 114 199CRT; AV474 101 122 1099

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.30%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	5 % Annually Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Additional Death Distribution

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

7

APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

3

•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

4

Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

5

information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

6

	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Transamerica EXTRASM Variable Annuity Form Nos.: AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$40 (waived if policy value or sum of premiums less withdrawals ≥$100,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.60% (1.15% after 9th year) (certain policies only); 1.35% (1.15% after the 9th policy year) (certain policies only); 1.35% (certain policies only)

Administrative Charge	0.15%	0.40% (certain policies only); 0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 2%

Premium Enhancement	None	Yes

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Double Enhanced (certain policies only); Step-up

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Additional Death Distribution; Additional Death Distribution +

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

2

All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

4

Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

5

information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

6

	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Transamerica FreedomSM Variable Annuity Form Nos.: AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198;

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25% (certain policies only); 1.10%

Administrative Charge	0.15%	0.15% Distribution Financing Charge of 0.25% first ten policy years (certain policies only)

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	5% Annually Compounding; Annual Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Additional Death Distribution; Additional Death Distribution +

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

8

EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

9

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

12

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

1

(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

2

All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

3

•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

4

Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

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information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

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	New Policy	Existing Policies
Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103

Transamerica LandmarkSM Variable Annuity

Form Nos.: AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100;

AV620 101 137 101; AV720 101 148 102

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	2% (when policy value is $0-$1,750) $35 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10% - 1.60%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4% (certain policies only); 3% (certain policies only); 2%

Premium Enhancement	None	Yes (certain policies only)

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; Double Enhanced; 5% Annually Compounding; Monthly Step-Up

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Additional Death Distribution; Additional Death Distribution +; Liquidity Rider

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

1

(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

4

Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

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information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

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	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Transamerica Opportunity BuilderSM Form No.: AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	Yes

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

1

(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

4

Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

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information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

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	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Transamerica Preferred AdvantageSM Variable Annuity Form No.: AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; Enhanced

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Value Rider; Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

1

(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

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Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

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information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

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	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	WRL Freedom AccessSM Variable Annuity Form No.: WL17

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annually Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Earnings Rider

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•    the policy value on the date the rider is issued; plus

•    any additional premium payments; minus

•    any adjustment for any withdrawals made after the date the rider is issued;

•    which is accumulated at the annual growth rate; minus

•    any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•    the policy value on the date the rider is issued; plus

•    any subsequent premium payments; minus

•    any subsequent partial surrenders;

•    all of which is accumulated at the annual growth rate from the date of each transaction; minus

•    any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•    the policy value on the date the rider is issued; plus

•    any subsequent premium payments; minus

•    any subsequent adjusted partial surrenders;

•    all of which is accumulated at the annual growth rate from the date of each transaction; minus

•    any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•    the annuity value on the date the rider is issued; plus

•    any additional premium payments; minus

•    any adjustment for any withdrawals made after the date the rider is issued;

•    which is accumulated at the annual growth rate; minus

•    any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•    the policy value on the date the rider is issued; plus

•    any subsequent premium payments; minus

•    any subsequent partial surrenders;

•    all of which is accumulated at the annual growth rate from the date of each transaction; minus

•    any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

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Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

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information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

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	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	WRL Freedom Attainer®Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • annuity value; • highest anniversary value. (subject to limitations)

Optional Death Benefits [1,2]	None	None

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Earnings Rider

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

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Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

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information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

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	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	WRL Freedom Bellwether® Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • 5% Growth (up to 200%); and • highest anniversary value. (subject to limitations)

Optional Death Benefits [1,2]	None	None

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Earnings Rider

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

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Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

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information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

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	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	WRL Freedom Conqueror® Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$35

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • cash value; • highest anniversary value (certain policies only); and • 5% compounding (certain policies only). (subject to limitations)

Optional Death Benefits [1,2]	None	None

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Earnings Rider

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•    the policy value on the date the rider is issued; plus

•    any additional premium payments; minus

•    any adjustment for any withdrawals made after the date the rider is issued;

•    which is accumulated at the annual growth rate; minus

•    any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•    the policy value on the date the rider is issued; plus

•    any subsequent premium payments; minus

•    any subsequent partial surrenders;

•    all of which is accumulated at the annual growth rate from the date of each transaction; minus

•    any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•    the policy value on the date the rider is issued; plus

•    any subsequent premium payments; minus

•    any subsequent adjusted partial surrenders;

•    all of which is accumulated at the annual growth rate from the date of each transaction; minus

•    any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•    the annuity value on the date the rider is issued; plus

•    any additional premium payments; minus

•    any adjustment for any withdrawals made after the date the rider is issued;

•    which is accumulated at the annual growth rate; minus

•    any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•    the policy value on the date the rider is issued; plus

•    any subsequent premium payments; minus

•    any subsequent partial surrenders;

•    all of which is accumulated at the annual growth rate from the date of each transaction; minus

•    any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

1

(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

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Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

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information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

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	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	WRL Freedom Enhancer® Variable Annuity Form No.: VA25

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	Yes

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • annual step-up. (subject to limitations)

Optional Death Benefits [1,2]	None	Compounding Minimum Death Benefit

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Earnings Rider

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

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(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

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Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

5

information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

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	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	WRL Freedom Premier® Variable Annuity Form No.: WL18

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.00%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • monthly step-up. (subject to limitations)

Optional Death Benefits [1,2]	None	Compounding/Monthly Step-up

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Earnings Rider

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	WRL Freedom® Variable Annuity Form No.: VA.02.06.88

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	None

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • anniversary value. (subject to limitations)

Optional Death Benefits [1,2]	None	None

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Earnings Rider

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•    the policy value on the date the rider is issued; plus

•    any additional premium payments; minus

•    any adjustment for any withdrawals made after the date the rider is issued;

•    which is accumulated at the annual growth rate; minus

•    any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•    the policy value on the date the rider is issued; plus

•    any subsequent premium payments; minus

•    any subsequent partial surrenders;

•    all of which is accumulated at the annual growth rate from the date of each transaction; minus

•    any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•    the policy value on the date the rider is issued; plus

•    any subsequent premium payments; minus

•    any subsequent adjusted partial surrenders;

•    all of which is accumulated at the annual growth rate from the date of each transaction; minus

•    any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•    the annuity value on the date the rider is issued; plus

•    any additional premium payments; minus

•    any adjustment for any withdrawals made after the date the rider is issued;

•    which is accumulated at the annual growth rate; minus

•    any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•    the policy value on the date the rider is issued; plus

•    any subsequent premium payments; minus

•    any subsequent partial surrenders;

•    all of which is accumulated at the annual growth rate from the date of each transaction; minus

•    any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

1

(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

[1]	Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;

•	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy or Eligible Rider; and

•	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

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All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

•	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

•	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

•	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

•	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

•	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

•	your need for the guaranteed lifetime income provided by your Eligible Rider,

•	the death benefit provided by your Existing Policy,

•	any additional death benefit provided by optional riders to your Existing Policy,

•	the guaranteed income provided by the annuity options in your Existing Policy,

•	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and

•	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your

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Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600

Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600

Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194

Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001

Principal-PlusSM Variable Annuity	AV288 101 95 796

Privilege SelectSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796

Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001

The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397

Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099

Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198

Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001

Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

WRL Freedom Access® Variable Annuity	WL17

WRL Freedom Attainer® Variable Annuity	VA00010

WRL Freedom Bellwether® Variable Annuity	VA00010

WRL Freedom Conqueror® Variable Annuity	VA00010

WRL Freedom Enhancer® Variable Annuity	VA25

WRL Freedom Premier® Variable Annuity	WL18

WRL Freedom Variable Annuity	VA.02.06.88

WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798

Managed Annuity Program	RGMI 15 0301

Managed Annuity Program II	RGMI 21 0902

Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101

Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02

Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other

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information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

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	New Policy	Existing Policies
	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	WRL Freedom Wealth Creator® Variable Annuity Form No.: VA16

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$35

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.40%

Administrative Charge	0.15%	None

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • highest anniversary value. (subject to limitations)

Optional Death Benefits [1,2]	None	None

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Earnings Rider

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

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EXAMPLE 3:

Assumptions:

Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:

Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

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Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

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APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)   the rider anniversary prior to the annuitant’s 81st birthday;

b)   the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

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